Expense Example, No Redemption - EMERALD GROWTH FUND - Class C Shares	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 179
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	967
Expense Example, No Redemption, 10 Years	$ 2,103